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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):           [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Watershed Asset Management, L.L.C.
Address:   One Maritime Plaza, Suite 1525
           San Francisco, CA 94111

Form 13F File Number: 28-11095

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Meridee A. Moore
Title:    Senior Managing Member
Phone:   (415) 391-8900

Signature, Place, and Date of Signing:



/s/ Meridee A. Moore     San Francisco, CA               August 15, 2011
--------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      24

Form 13F Information Table Value Total:     $452,961
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number     Name

     1          28-11473          WS Partners, L.L.C.


                                                     FORM 13F INFORMATION TABLE

                                                            VALUE     SHARES/   SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS        CUSIP    (x $1000)   PRN AMT   PRN CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
--------------             --------------        -----    ---------   -------   --- ----  -------  --------   ----    ------  -----
BP PLC                       SPONSORED ADR     055622104    15,502     350,000   SH        OTHER     1      350,000
CAPITALSOURCE INC            COM               14055X102     2,150     333,400   SH        OTHER     1      333,400
CHEMTURA CORP                COM NEW           163893209     9,905     544,258   SH        OTHER     1      544,258
CIT GROUP INC                COM NEW           125581801    11,384     257,218   SH        OTHER     1      257,218
CLEAR CHANNEL OUTDOOR HLDGS  CL A              18451C109     5,058     398,300   SH        OTHER     1      398,300
CVR ENERGY INC               COM               12662P108     8,725     354,397   SH        OTHER     1      354,397
EQUINIX INC                  NOTE 3.000%10/1   29444UAG1    21,136  18,700,000   PRN       OTHER     1   18,700,000
GENERAL MTRS CO              COM               37045V100    12,560     413,698   SH        OTHER     1      413,698
GENERAL MTRS CO              *W EXP 07/10/201  37045V118     5,506     257,361   SH        OTHER     1      257,361
GENERAL MTRS CO              *W EXP 07/10/201  37045V126     4,101     257,361   SH        OTHER     1      257,361
BLOCK H & R INC              COM               093671105     8,185     510,300   SH  PUT   OTHER     1      510,300
ISHARES TR                   RUSSELL 2000      464287655    87,379   1,055,300   SH  PUT   OTHER     1    1,055,300
LAMAR ADVERTISING CO         CL A              512815101     9,892     361,412   SH        OTHER     1      361,412
MACYS INC                    COM               55616P104     8,216     281,000   SH        OTHER     1      281,000
MASCO CORP                   COM               574599106     8,685     721,933   SH        OTHER     1      721,933
MGM RESORTS INTERNATIONAL    COM               552953101    12,082     914,600   SH  PUT   OTHER     1      914,600
MGM RESORTS INTERNATIONAL    NOTE 4.250% 4/1   55303QAE0    18,613  17,000,000   PRN       OTHER     1   17,000,000
PACKAGING CORP AMER          COM               695156109    13,264     473,872   SH        OTHER     1      473,872
SPDR S&P 500 ETF TR          TR UNIT           78462F103   140,574   1,065,200   SH  PUT   OTHER     1    1,065,200
SAFEWAY INC                  COM NEW           786514208    13,017     557,000   SH        OTHER     1      557,000
SUNOCO INC                   COM               86764P109     7,091     170,000   SH        OTHER     1      170,000
VIRGIN MEDIA INC             COM               92769L101     4,929     164,700   SH        OTHER     1      164,700
VODAFONE GROUP PLC NEW       SPONS ADR NEW     92857W209    16,834     630,000   SH        OTHER     1      630,000
GRACE W R & CO DEL NEW       COM               38388F108     8,173     179,107   SH        OTHER     1      179,107